Shareholder Fees {- Fidelity Environmental Bond Fund}	Jun. 09, 2021 USD ($)
NF_08.31 Fidelity Environmental Bond Fund Retail Pro-01 | Fidelity Environmental Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none